Share Based Payment - Summary of Terms and Conditions Relating to Grants under Share Incentive Plan (Detail) - Restricted Stock Units [Member] - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments	284,853	578,796	829,578
Vesting conditions	Refer notes	Refer notes	Refer notes
Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life	4 years	4 years	4 years
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life	8 years	8 years	8 years